Acquisition of businesses and purchase of non-controlling interests - Fair value of assets and liabilities acquired in respect of acquisition of businesses (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 2
Step acquisition	(26)
Consideration payable	45
Cash consideration paid	(25)
Fair value
Disclosure of detailed information about business combination [line items]
Brands	43
Inventories	3
Other working capital	2
Cash	2
Fair value of assets and liabilities	50
Goodwill arising on acquisition	21
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred consideration payable	$ (20)